Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents (note 31)	$ 57.1	$ 101.6
Accounts receivable, net of allowances (note 23)	1,222.4	1,547.5
Inventory (note 7)	505.6	515.9
Restricted cash holdings from customers (note 31)	4.0	4.1
Regulatory assets (note 21)	12.8	21.0
Risk management assets (note 23)	86.6	114.1
Prepaid expenses and other current assets (notes 28 and 31)	280.2	199.9
Assets held for sale (note 5)	27.5	1,528.9
Total current assets	2,196.2	4,033.0
Property, plant and equipment (note 8)	10,125.5	10,929.6
Intangible assets (note 9)	585.6	711.9
Operating right-of-use assets (note 10)	169.8
Goodwill (note 11)	3,942.1	4,068.2
Regulatory assets (note 21)	486.7	663.0
Risk management assets (note 23)	39.1	57.7
Restricted cash holdings from customers (note 31)	3.9	6.1
Prepaid post-retirement benefits (note 28)	487.5	342.7
Long-term investments and other assets (notes 12, 28, and 31)	296.5	283.1
Investments accounted for by the equity method (note 14)	1,461.6	2,392.4
Total assets	19,794.5	23,487.7
Current liabilities
Accounts payable and accrued liabilities (notes 17, 18, 23, and 28)	1,324.9	1,488.2
Dividends payable (note 23)	22.3	22.0
Short-term debt (notes 15 and 23)	460.0	1,209.9
Current portion of long-term debt (notes 16 and 23)	922.9	890.2
Customer deposits	76.6	98.0
Regulatory liabilities (note 21)	145.5	114.9
Risk management liabilities (note 23)	124.8	89.3
Operating lease liabilities (note 10)	27.3
Other current liabilities (note 23)	17.0	18.1
Liabilities associated with assets held for sale (note 5)	3.8	171.4
Total current liabilities	3,125.1	4,102.0
Long-term debt (notes 16 and 23)	5,927.8	8,066.9
Asset retirement obligations (note 17)	362.0	500.6
Unamortized investment tax credits (note 20)	3.8	190.1
Deferred income taxes (note 20)	959.1	957.9
Regulatory liabilities (note 21)	1,383.2	1,392.8
Risk management liabilities (note 23)	167.0	213.0
Operating lease liabilities (note 10)	153.4
Other long-term liabilities (notes 19 and 23)	101.8	122.0
Future employee obligations (note 28)	242.5	302.2
Total liabilities	12,425.7	15,847.5
Shareholders' equity
Common shares, no par values, unlimited shares authorized; 2019 - 279.1 million and 2018 - 275.2 million issued and outstanding (note 25)	6,719.0	6,653.9
Preferred shares (note 25)	1,277.1	1,318.8
Contributed surplus	376.7	373.2
Accumulated deficit	(1,402.8)	(1,905.3)
Accumulated other comprehensive income (AOCI) (note 22)	244.9	579.0
Total shareholders' equity	7,214.9	7,019.6
Non-controlling interests	153.9	620.6
Total equity	7,368.8	7,640.2
Total liabilities and shareholders' equity	$ 19,794.5	$ 23,487.7